TAXATION (Schedule of Income Tax Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current tax expense	$ 6,825	$ 21,759	$ 27,685
Deferred tax benefit	(21,271)	(317)	(2,250)
Income Tax Expense Benefit	$ (14,446)	$ 21,442	$ 24,984